Property and Equipment, Net (Tables)	6 Months Ended
May 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Furniture and fixtures	22,047	22,047	2,813
Office equipment	125,835	125,835	16,057
Motor vehicle	1,181,264	1,181,264	150,737
Total	1,329,146	1,329,146	169,607
Less: Accumulated depreciation	(1,302,128)	(1,313,356)	(167,592)
Net book value	27,018	15,790	2,015